Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.0%
County of Jefferson Alabama Sewer Revenue Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,665	$1,866,598
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,576,003
Series D, Sub-Lien, 6.00%, 10/01/42	7,410	8,610,494

		14,053,095

Alaska — 0.0%
Northern Tobacco Securitization Corp. Refunding RB, Series A, 4.63%, 06/01/23	160	160,226

Arizona — 2.9%
Industrial Development Authority of the City of Phoenix RB, Series A, 5.00%, 07/01/46(a)	3,575	3,750,211
Salt Verde Financial Corp. RB
5.00%, 12/01/32	7,365	9,897,676
5.00%, 12/01/37	5,000	6,957,350

		20,605,237

Arkansas — 1.0%
Arkansas Development Finance Authority RB
5.00%, 12/01/47	1,120	1,385,462
AMT, 4.50%, 09/01/49(a)	5,230	5,292,080

		6,677,542

California — 4.8%
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	4,455	7,691,602
California Health Facilities Financing Authority RB, Series B, 6.00%, 08/15/20(b)	6,465	6,476,572
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	2,560	2,877,286
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	305	338,846
Series A, Senior, 5.25%, 08/15/49	770	834,611
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	1,650	1,703,840
California State Public Works Board RB, Series I, 5.00%, 11/01/38	1,605	1,817,984
California Statewide Financing Authority RB, Series A, 6.00%, 05/01/43	3,285	3,286,478
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 5.25%, 06/01/47	1,140	1,169,902
Series A-2, 5.00%, 06/01/47	4,525	4,625,410
State of California GO
(AMBAC), 5.00%, 04/01/31	10	10,034
6.00%, 03/01/33	1,710	1,716,857
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(b)	740	882,146

		33,431,568

Colorado — 1.7%
Arapahoe County School District No. 6 Littleton GO, Series A, 5.50%, 12/01/43	2,635	3,484,550
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	3,735	4,109,957

Security	Par (000)	Value

Colorado (continued)
Denver Connection West Metropolitan District GO, Series A, 5.38%, 08/01/47	$1,250	$1,261,375
State of Colorado COP, Series O, 4.00%, 03/15/44	2,695	3,085,721

		11,941,603

Connecticut — 1.3%
State of Connecticut GO, Series A, 4.00%, 01/15/38	6,580	7,808,552
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/36	690	823,404
Series A, 4.00%, 05/01/39	440	518,087

		9,150,043

Delaware — 1.9%
County of Sussex Delaware RB, 6.00%, 10/01/40	2,305	2,339,575
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	8,275	8,318,526
Delaware Transportation Authority RB, 5.00%, 06/01/55	2,430	2,767,163

		13,425,264

District of Columbia — 6.4%
District of Columbia Refunding RB
5.00%, 04/01/35	910	1,068,331
5.00%, 10/01/48	4,875	5,749,380
District of Columbia TA, 5.13%, 06/01/41	4,440	4,604,280
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB
Series A, 5.00%, 10/01/53	4,240	4,417,274
Series B, 4.00%, 10/01/49	1,615	1,789,372
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, CAB(c)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31	8,350	6,456,053
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32	15,000	11,223,300
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	13,410	9,681,349

		44,989,339

Florida — 4.2%
Alachua County Health Facilities Authority RB, Series A, 5.00%, 12/01/44	4,825	5,491,622
Collier County Health Facilities Authority Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,125,358
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, 5.38%, 10/01/20(b)	7,530	7,593,101
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(b)	6,150	6,654,116
Santa Rosa Bay Bridge Authority RB, 6.25%, 07/01/28(d)(e)	3,099	2,450,214
Volusia County Educational Facility Authority Refunding RB, 5.00%, 10/15/49	3,695	4,464,964

		29,779,375

Georgia — 2.1%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,075	1,264,114
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/35	1,040	1,394,359
Series A, 5.00%, 05/15/36	1,040	1,405,383
Series A, 5.00%, 05/15/37	1,145	1,561,150
Series A, 5.00%, 05/15/38	630	868,638
Series A, 5.00%, 05/15/49	2,100	3,117,030

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia RB, 4.00%, 01/01/49	$3,290	$3,671,410
Municipal Electric Authority of Georgia Refunding RB, Series A, 4.00%, 01/01/49	1,285	1,399,314

		14,681,398

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	2,760	2,769,108

Idaho — 1.4%
Power County Industrial Development Corp. RB, AMT, 6.45%, 08/01/32	10,000	10,035,000

Illinois — 12.0%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	3,095	3,291,254
Series D, 5.00%, 12/01/46	4,040	4,218,669
Series H, 5.00%, 12/01/36	460	498,125
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	1,365	1,508,448
Series D, 5.00%, 12/01/25	1,735	1,917,331
Series D, 5.00%, 12/01/31	1,000	1,107,660
Series F, 5.00%, 12/01/22	1,305	1,372,612
Series G, 5.00%, 12/01/34	455	495,504
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/21(b)	2,940	3,007,208
Series A, 3rd Lien, 5.63%, 01/01/35	810	825,082
Series A, 3rd Lien, 5.75%, 01/01/39	560	570,371
Series C, 3rd Lien, 6.50%, 01/01/21(b)	11,920	12,232,781
Chicago Transit Authority RB, 5.25%, 12/01/40	2,130	2,231,942
Cook County Community College District No. 508 GO, 5.50%, 12/01/38	1,635	1,796,440
Illinois Finance Authority RB
Series A, 5.00%, 02/15/47	425	428,051
Series A, 5.00%, 02/15/50	210	211,382
Illinois Finance Authority Refunding RB, Series A, 5.00%, 11/15/21(b)	1,970	2,092,081
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/37	5,815	6,747,551
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	1,835	1,964,900
Metropolitan Pier & Exposition Authority Refunding RB
4.00%, 06/15/50	2,830	2,828,811
Series B, (AGM), 0.00%, 06/15/43(c)	10,925	5,118,690
Series B, (AGM), 0.00%, 06/15/47(c)	27,225	10,873,665
Railsplitter Tobacco Settlement Authority RB(b)
5.50%, 06/01/21	2,730	2,850,338
6.00%, 06/01/28	2,335	2,447,547
State of Illinois GO 5.50%, 07/01/38	4,000	4,308,040
5.00%, 02/01/39	3,195	3,389,831
Series A, 5.00%, 04/01/38	2,510	2,641,675
State of Illinois Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,168,470
University of Illinois RB, Series A, 5.00%, 04/01/44	2,045	2,255,574

		84,400,033

Indiana — 3.0%
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	1,635	1,787,071

Security	Par (000)	Value

Indiana (continued)
AMT, 7.00%, 01/01/44	$3,950	$4,393,032
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	6,665	7,011,647
Series A, AMT, 5.00%, 07/01/44	910	969,842
Series A, AMT, 5.00%, 07/01/48	3,015	3,212,935
Series A, AMT, 5.25%, 01/01/51	840	898,976
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	2,580	2,842,231

		21,115,734

Iowa — 1.5%
Iowa Finance Authority Refunding RB
5.25%, 12/01/25	940	988,335
5.88%, 12/01/26(a)	835	865,486
Series B, 5.25%, 12/01/50(f)	5,720	6,050,959
Iowa Tobacco Settlement Authority Refunding RB, CAB, Series B, 5.60%, 06/01/34	2,695	2,695,269

		10,600,049

Kentucky — 1.1%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(b)	2,055	2,305,957
Kentucky Economic Development Finance Authority Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,625	3,129,499
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(g)	2,485	2,436,219

		7,871,675

Louisiana — 2.5%
Louisiana Public Facilities Authority Refunding RB, 5.00%, 04/01/45(h)	5,500	6,983,680
Parish of St John the BaptiSt. Louisiana Refunding RB, 2.10%, 06/01/37(f)	950	936,871
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	1,630	1,632,738
Series A, 5.25%, 05/15/31	1,750	1,794,240
Series A, 5.25%, 05/15/32	2,240	2,362,730
Series A, 5.25%, 05/15/33	2,430	2,560,807
Series A, 5.25%, 05/15/35	1,025	1,102,439

		17,373,505

Maryland — 0.5%
County of Prince George’s Maryland ARB, 5.20%, 07/01/34	1,227	1,227,552
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	1,300	1,302,327
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 12/01/46	880	1,048,599

		3,578,478

Massachusetts — 1.5%
Massachusetts Bay Transportation Authority Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	4,520,100
Massachusetts Housing Finance Agency RB, M/F Housing
Series C-1, 3.15%, 12/01/49	1,165	1,215,573
Series C-1, 3.25%, 12/01/54	4,280	4,466,779

		10,202,452

Michigan — 2.4%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	8,995	9,874,441

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority Refunding RB, Series A, 4.00%, 12/01/49	$1,710	$1,960,327
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	2,105	2,642,701
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	2,255	2,521,767

		16,999,236

Minnesota — 1.1%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,415,744
Series A, 5.25%, 02/15/53	4,315	5,161,128

		7,576,872

Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri Refunding RB
5.50%, 05/01/43	510	544,925
Series C, 5.00%, 11/15/47	5,470	6,537,798

		7,082,723

Nebraska — 0.4%
Central Plains Energy Project RB 5.25%, 09/01/37	1,670	1,818,079
5.00%, 09/01/42	925	1,003,098

		2,821,177

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	3,205	3,238,717
Series C, AMT, 4.88%, 11/01/42	1,665	1,682,682

		4,921,399

New Jersey — 13.5%
Casino Reinvestment Development Authority, Inc. Refunding RB
5.25%, 11/01/39	3,490	3,611,975
5.25%, 11/01/44	3,180	3,269,867
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	2,250	2,252,002
New Jersey Economic Development Authority RB 4.00%, 11/01/38	1,075	1,163,483
4.00%, 11/01/39	860	927,123
5.00%, 06/15/49	4,850	5,613,390
Series EEE, 5.00%, 06/15/48	7,780	8,889,584
Series B, AMT, 6.50%, 04/01/31	2,295	2,454,847
New Jersey Economic Development Authority Refunding ARB, AMT, 5.00%, 10/01/47	3,040	3,332,114
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 06/15/41(b)	3,630	3,797,597
Series AA, 5.00%, 06/15/44	3,875	4,141,534
Series B, 5.25%, 06/15/36	4,990	5,134,011
Series BB, 4.00%, 06/15/50	3,150	3,329,361
Series BB, 5.00%, 06/15/50	10,800	12,344,184
New Jersey Transportation Trust Fund Authority RB, CAB, Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	4,445,208
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43	685	732,073
Series E, 5.00%, 01/01/45	5,425	6,143,053

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.25%, 06/01/46	$5,120	$6,048,205
Sub-Series B, 5.00%, 06/01/46	14,860	16,717,649

		94,347,260

NewYork — 11.8%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	4,070	4,069,308
Metropolitan Transportation Authority RB
Series B, 5.25%, 11/15/38	4,960	5,302,389
Series B, 5.25%, 11/15/39	1,765	1,883,732
Metropolitan Transportation Authority Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	3,726,963
Series C-1, 5.00%, 11/15/50	1,085	1,244,256
Series C-1, 5.25%, 11/15/55	1,605	1,836,216
Monroe County Industrial Development Corp. Refunding RB, Series A, 4.00%, 07/01/50(h)	2,240	2,626,915
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	2,220	2,311,797
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/40	905	1,096,208
Series C, 4.00%, 05/01/45	2,275	2,711,959
Sub-Series E-1, 5.00%, 02/01/42	4,235	4,494,436
New York Counties Tobacco Trust IV Refunding RB, Series A, 6.25%, 06/01/41(a)	3,600	3,601,800
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	8,145	8,657,076
Class 2, 5.15%, 11/15/34	705	747,448
Class 2, 5.38%, 11/15/40	1,760	1,879,328
New York State Environmental Facilities Corp. RB, Series B, 5.00%, 06/15/48	3,750	4,726,913
New York State Urban Development Corp. RB
Series A, 4.00%, 03/15/49	16,590	19,473,840
Series A, 3.00%, 03/15/50	2,695	2,861,847
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	1,525	1,667,374
Port Authority of New York & New Jersey RB
Series 8, 6.00%, 12/01/36	2,625	2,664,060
Series 8, 6.00%, 12/01/42	1,485	1,506,013
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/54	555	649,394
Series A, 5.00%, 11/15/54	1,770	2,265,618
Westchester County Healthcare Corp. RB, Series A, Senior Lien, 5.00%, 11/01/44	440	482,032

		82,486,922

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 4.63%, 11/01/40	1,140	1,150,705
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(b)	1,210	1,263,312
University of North Carolina at Chapel Hill RB, 5.00%, 02/01/49	1,130	1,804,644

		4,218,661

North Dakota — 0.3%
County of Cass North Dakota Refunding RB,
Series B, 5.25%, 02/15/58	2,000	2,386,240

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	$610	$717,311
Series A-2, Class 1, 4.00%, 06/01/38	610	713,157
Series A-2, Class 1, 4.00%, 06/01/39	610	711,419
Series A-2, Class 1, 4.00%, 06/01/48	1,605	1,793,941
Series B-2, Class 2, 5.00%, 06/01/55	7,035	7,754,891
County of Allen Ohio Hospital Facilities Revenue Refunding RB, Series A, 4.00%, 11/01/44	4,160	4,454,320
County of Franklin Ohio RB
5.00%, 12/01/46	840	995,862
Series A, 6.13%, 07/01/22(b)	80	89,121
Series A, 6.13%, 07/01/40	1,300	1,367,639
Series A, 4.00%, 12/01/49	1,060	1,214,378
County of Hamilton Ohio Refunding RB
4.00%, 08/15/50	1,245	1,427,567
Series A, 3.75%, 08/15/50	2,190	2,432,258
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	1,545	1,572,794
State of Ohio RB, AMT, 5.00%, 06/30/53	1,685	1,869,272

		27,113,930

Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series B, 5.50%, 08/15/57	2,460	2,919,725
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/48	4,320	4,855,464
Series C, 4.00%, 01/01/42	4,115	4,677,891

		12,453,080

Pennsylvania — 3.5%
Allentown Neighborhood Improvement Zone Development Authority Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,453,385
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	1,325	1,387,726
Montgomery County Higher Education and Health Authority Refunding RB
Series A, 5.00%, 09/01/43	2,610	3,120,385
Series A, 4.00%, 09/01/49	1,185	1,300,739
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 06/30/42	1,765	1,928,827
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,294,937
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/49	4,875	5,563,691
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	2,305	2,671,518

		24,721,208

Puerto Rico — 6.0%
Children’s Trust Fund Refunding RB
5.50%, 05/15/39	1,430	1,430,429
5.63%, 05/15/43	1,430	1,430,286
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	5,165	5,302,234
Series A, Senior Lien, 5.13%, 07/01/37	1,470	1,512,262
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	1,530	1,543,571

Security	Par (000)	Value

Puerto Rico (continued)
Series A, Senior Lien, 6.00%, 07/01/44	$2,770	$2,794,265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Series A-1, Restructured, 0.00%, 07/01/51(c)	1,547	326,340
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	8,495	2,476,038
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	3,817	4,052,891
Series A-1, 5.00%, 07/01/58	13,372	14,401,911
Series A-2, 4.78%, 07/01/58	6,236	6,641,028

		41,911,255

Rhode Island — 2.9%
Central Falls Detention Facility Corp. Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	637,099
Tobacco Settlement Financing Corp. Refunding RB
Series B, 4.50%, 06/01/45	8,215	8,682,433
Series B, 5.00%, 06/01/50	9,875	10,674,085

		19,993,617

South Carolina — 3.9%
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/48	6,455	7,362,121
South Carolina Public Service Authority RB, Series A, 5.50%, 12/01/54	8,090	9,164,918
South Carolina Public Service Authority Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,704,650
Series E, 5.25%, 12/01/55	4,550	5,332,691

		27,564,380

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(b)	2,855	3,193,860
Chattanooga Health Educational & Housing Facility Board Refunding RB, Series A, 4.00%, 08/01/44	330	363,129
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/40	1,440	1,647,273
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB, Series A, 5.25%, 10/01/58	2,025	2,364,815

		7,569,077

Texas — 6.9%
Central Texas Regional Mobility Authority Refunding RB
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,473,296
Sub-Lien, 5.00%, 01/01/33	725	789,822
City of Houston Texas Airport System Revenue RB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,703,320
City of Houston Texas Airport System Revenue Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,786,127
City of San Antonio Texas Electric & Gas Systems Revenue Refunding RB, Series A, 5.00%, 02/01/48	2,440	3,111,366
Clifton Higher Education Finance Corp. RB, 6.00%, 08/15/43	1,525	1,694,336

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp. RB
Series B, 7.00%, 01/01/23(b)	$485	$564,235
Series B, 6.38%, 01/01/33	460	488,584
North Texas Tollway Authority RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	4,110	2,240,854
North Texas Tollway Authority Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,216,593
San Antonio Water System Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	5,260	6,573,580
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/48	9,585	11,723,797
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	6,000	6,024,360
Texas Transportation Commission RB, 5.00%, 08/01/57	2,435	2,853,187

		48,243,457

Utah — 1.0%
County of Utah RB
Series A, 4.00%, 05/15/43	450	532,692
Series A, 3.00%, 05/15/50	2,065	2,194,558
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/47	1,920	2,252,928
Series A, AMT, 5.00%, 07/01/48	1,845	2,207,377

		7,187,555

Vermont(h) — 1.2%
Vermont Educational & Health Buildings Financing Agency Refunding RB
5.00%, 11/01/49	3,640	4,625,676
4.00%, 11/01/50	3,275	3,825,069

		8,450,745

Virginia — 1.1%
Virginia Small Business Financing Authority RB
Senior Lien, AMT, 5.25%, 01/01/32	3,270	3,479,411
Senior Lien, AMT, 6.00%, 01/01/37	3,900	4,191,330

		7,670,741

Washington — 1.6%
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	3,120	3,639,386
Series C, AMT, 5.00%, 04/01/40	1,565	1,769,311
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	4,745	5,350,130
Washington Health Care Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	715	777,126

		11,535,953

Wisconsin — 0.3%
Public Finance Authority RB
Series A, 5.00%, 07/15/39(a)	190	199,042
Series A, 5.00%, 07/15/49(a)	720	739,707

Security	Par (000)	Value

Wisconsin (continued)
Series A, 5.00%, 07/15/54(a)	$345	$353,228
Series B, 5.00%, 06/01/49	930	945,773

		2,237,750

Total Municipal Bonds — 119.2% (Cost: $761,631,509)		836,333,962

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.9%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/42(j)	6,496	7,481,453
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	4,689	4,703,135
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	6,494	7,855,761

		20,040,349

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	4,775	5,813,576
County of Adams Colorado Refunding COP, 4.00%, 12/01/45	7,820	8,619,438

		14,433,014

District of Columbia — 2.3%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	10,265	11,746,955
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, (AGM), 4.00%, 10/01/53	3,779	4,234,995

		15,981,950

Georgia — 1.5%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	6,660	7,498,361
Georgia Housing & Finance Authority Refunding RB, Series A, 3.60%, 12/01/44	3,037	3,347,289

		10,845,650

Illinois — 0.5%
Illinois Finance Authority Refunding RB
Series C, 4.00%, 02/15/27(b)	6	6,482
Series C, 4.00%, 02/15/41	2,994	3,351,255

		3,357,737

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 4.00%, 06/01/45	4,333	4,835,664
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(b)	4,607	4,874,352

		9,710,016

New York — 12.5%
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/21(b)(j)	2,018	2,074,740
5.75%, 02/15/47	1,242	1,276,317

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	$21,629	$22,856,861
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(j)	13,081	13,920,233
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	2,760	3,278,549
New York State Dormitory Authority Refunding RB, Series D, 4.00%, 02/15/47	12,580	14,685,892
New York State Thruway Authority Refunding RB, Series B, 4.00%, 01/01/50	6,065	6,945,339
New York State Urban Development Corp. RB, Series A, 4.00%, 03/15/46	13,980	16,023,456
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	5,400	6,373,998

		87,435,385

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(b)	5,290	6,562,457

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	4,877	5,848,970

Rhode Island — 0.5%
Narragansett Bay Commission Refunding RB, Series A, 4.00%, 09/01/22(b)	3,272	3,532,668

Texas — 6.8%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	5,060	5,577,537
Lower Colorado River Authority Refunding RB, 4.00%, 05/15/43	4,335	4,535,060
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(b)	6,920	7,339,075
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	5,700	6,034,362
Texas Water Development Board RB, Series A, 4.00%, 10/15/49	14,560	17,621,240
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	6,243	6,779,999

		47,887,273

Virginia — 1.6%
Virginia Small Business Financing Authority Refunding RB, Series A, 4.00%, 12/01/49	10,097	11,590,250

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority Refunding RB
4.00%, 12/01/46	5,950	6,623,584
4.00%, 12/15/49(j)	6,200	7,050,206

		13,673,790

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.7% (Cost: $232,776,214)		250,899,509

Total Long-Term Investments — 154.9% (Cost: $994,407,723)		1,087,233,471

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(k)(l)	20,996,631	$21,000,831

Total Short-Term Securities — 3.0% (Cost: $20,995,907)		21,000,831

Total Investments — 157.9% (Cost: $1,015,403,630)		1,108,234,302

Liabilities in Excess of Other Assets — (1.2)%		(9,005,064)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%		(146,523,953)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.8)%		(251,068,137)

Net Assets Applicable to Common Shares — 100.0%		$701,637,148

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $20,198,477.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD)

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,523,315	473,316	(b)	—	20,996,631	$21,000,831	$768	$4,053	$(2,455)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$836,333,962	$—	$836,333,962
Municipal Bonds Transferred to Tender Option Bond Trusts	—	250,899,509	—	250,899,509
Short-Term Securities
Money Market Funds	21,000,831	—	—	21,000,831

	$21,000,831	$1,087,233,471	$—	$1,108,234,302

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(146,464,722)	$—	$(146,464,722)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(397,864,722)	$—	$(397,864,722)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

8